Related Party Transactions (Tables) (Hong Kong Wetouch Electronics Technology Limited)	12 Months Ended
Dec. 31, 2019
Hong Kong Wetouch Electronics Technology Limited [Member]
Schedule of Related Party Transactions

Amounts due from related parties are as follows:

Amounts due from		December 31,
related parties	Relationship	2019	2018	Note
Meishan Wetouch Electronics Technology Co., Ltd.	95% owned by Mr. Guangde Cai and 5% by Chengdu Wetouch Technology Co., Ltd (“Chengdu Wetouch”)	$-	$107,603	Operating expense paid on behalf of the related party
Mr. Shengyong Li	General Manager of Sichuan Wetouch	72	-	Employee advance
Vision Touch Technology AG	100% owned by Mr. Yong Yang, Sales Director of Sichuan Wetouch	71,812	-	Operating expense paid on behalf of the related party
Total amounts due from related parties		$71,884	$107,603

Amounts due to related parties are as follows:

Amounts due to		December 31,
related parties	Relationship	2019	2018	Note
Chengdu Wetouch Technology Co., Ltd (“Chengdu Wetouch”)	94% owned by Mr. Guangde Cai & 2% by Mr. Shengyong Li	$121,306	$117,607	Operating expense paid on behalf of the Company
Meishan Wetouch Electronics Technology Co., Ltd. (“Meishan Wetouch”)	95% owned by Mr. Guangde Cai and 5% by Chengdu Wetouch	397,947	-	Operating expense paid on behalf of the Company
Australia Vtouch Technolody Co., Ltd.(i)	35.36% owned by Mr. Guangde Cai	4,233,949	4,287,092	Interest- free loan
Sichuan Vtouch Trading Co., Ltd.	100% owned by Mr. Guangde Cai	-	18,991	Operating expense paid on behalf of the Company
Mr. Guangde Cai (ii)	Chairman and CEO of the Company	215,031	13,423,113	Payable to employee/Interest free advance
Mr. Guanying Cai (ii)	Daughter of Mr. Guangde Cai	-	622,628	Interest- free advance
Mr. Shengyong Li (ii)	General Manager of Sichuan Wetouch	-	2,695	Interest- free advance
Mr. Yong Yang	Sales Director of Sichuan Wetouch	32,570	24,275	Employee advance/payable to employee
Total amounts due to related parties		$5,000,803	$18,496,401

(i) RMB29.5million (equivalent to US$4.2 million) was interest free advance provided by nine shareholders of Australia Vtouch Techonolody Co., Ltd, a related party, for the working capital purposes.

(ii) On July 19, 2016, pursuant to a share transfer agreement, HK Wetouch acquired 100% of Sichuan Wetouch with advances from Mr. Guangde Cai, Ms. Guanying Cai and Mr. Shengyong Li. Thus RMB93.5 million (equivalent to US$14.0 million) was recorded as payable to related parties as non-interest bearing advances from our shareholders and senior management mentioned above. On September 30, 2019, the Company made full repayment of above US$14.0 million to Mr. Guangde Cai, Ms. Guanying Cai and Mr. Shengyong Li.